Derivative Financial Instruments - Effect of Cash Flow Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	$ (47,195)	$ (16,035)	$ 32,152
Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	1,132	445	(473)
Cost of Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	(30,078)	(9,194)	20,209
Research and Development [Member]
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	(9,151)	(3,376)	6,069
Selling, General and Administrative [Member]
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	$ (9,098)	$ (3,910)	$ 6,347